INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS
16.INTANGIBLE ASSETS

	Useful life range (in years)	2021	Additions	Write-offs	(Impairment) reversal of impairment	Transfers	Translation Adjustment	2022
Cost:
Software	2.5 to 10	2,492,616	155,044	(43,333)	(21,381)	640,903	(274,036)	2,949,813
Trademarks and patents (defined useful life)	20 to 25	889,834	-	-	-	-	(76,630)	813,204
Trademarks and patents (indefinite useful life)	-	5,888,623	-	(43)	-	-	(1,070,550)	4,818,030
Goodwill Avon (a)	-	13,381,191	-	-	(282,921)	-	(790,405)	12,307,865
Goodwill Emeis Brazil Pty Ltd. (b)	-	143,180	-	-	-	-	(18,865)	124,315
Goodwill The Body Shop (c)	-	2,063,672	-	-	(2,599)	-	(415,546)	1,645,527
Goodwill acquisition of The Body Shop stores	-	1,456	-	-	-	-	-	1,456
Relationship with retail clients	10	2,880	-	-	-	-	(297)	2,583
Key money (indefinite useful life) (d)	-	24,985	268	(152)	(623)	-	(2,165)	22,313
Key money (defined useful life) (e)	3 to 18	14,363	-	(3,618)	(940)	-	(1,977)	7,828
Relationship with franchisees and sub franchisees and sales representative (f)	7 to 15	2,990,558	-	-	-	-	(313,995)	2,676,563
Technology developed (by acquired subsidiary)	5	1,580,808	-	-	-	-	(123,769)	1,457,039
Other intangible assets and intangible under development	2 to 10	277,776	207,911	(21)	-	(336,346)	(15,917)	133,403
Total cost		29,751,942	363,223	(47,167)	(308,464)	304,557	(3,104,152)	26,959,939

Accumulated amortization:
Software		(1,369,767)	(417,253)	42,462	-	(179,645)	204,034	(1,720,169)
Trademarks and patents		(143,186)	(36,791)	-	-	-	10,357	(169,620)
Key money		(16,517)	-	4,505	-	-	1,909	(10,103)
Relationship with retail clients		(3,218)	(42)	-	-	-	292	(2,968)
Relationship with franchisees and sub franchisees		(729,049)	(264,320)	-	-	-	74,375	(918,994)
Technology developed		(632,326)	(272,297)	-	-	-	30,398	(874,225)
Other intangible assets		(296)	(3,228)	-	-	(48)	682	(2,890)
Total accrued amortization		(2,894,359)	(993,931)	46,967	-	(179,693)	322,047	(3,698,969)
Net total		26,857,583	(630,708)	(200)	(308,464)	124,864	(2,782,105)	23,260,970

	Useful life range (in years)	2020	Additions	Write-offs	(Impairment) reversal of impairment	Transfers	Translation Adjustment	2021
Cost:
Software	2.5 to 10	2,059,149	88,101	(114,805)	-	280,959	179,212	2,492,616
Trademarks and patents (defined useful life)	20 to 25	894,578	-	-	-	-	(4,744)	889,834
Trademarks and patents (indefinite useful life)	-	5,747,057	-	-	-	-	141,566	5,888,623
Goodwill Avon (a)	-	13,299,850	-	-	-	-	81,341	13,381,191
Goodwill Emeis Brazil Pty Ltd. (b)	-	142,090	-	-	-	-	1,090	143,180
Goodwill The Body Shop (c)	-	1,946,741	-	-	-	-	116,931	2,063,672
Goodwill acquisition of The Body Shop stores	-	1,456	-	-	-	-	-	1,456
Relationship with retail clients	10	2,785	-	-	-	-	95	2,880
Key money (indefinite useful life) (d)	-	26,769	-	(3,619)	1,984	-	(149)	24,985
Key money (defined useful life) (e)	3 to 18	10,860	2,500	-	(2,288)	(5,555)	8,846	14,363
Relationship with franchisees and sub franchisees and sales representative (f)	7 to 15	2,959,519	-	(446)	-	-	31,485	2,990,558
Technology developed (by acquired subsidiary)	5	1,595,041		-	-	-	(14,233)	1,580,808
Other intangible assets and intangible under development	2 to 10	108,275	359,834	(1,326)	-	(147,768)	(41,239)	277,776
Total cost		28,794,170	450,435	(120,196)	(304)	127,636	500,201	29,751,942

Accumulated amortization:
Software		(1,022,498)	(373,753)	116,429	-	3,760	(93,705)	(1,369,767)
Trademarks and patents		(100,042)	(45,782)	-	-	-	2,638	(143,186)
Key money		(8,871)	(185)	-	-	1,667	(9,128)	(16,517)
Relationship with retail clients		(2,839)	(286)	-	-	-	(93)	(3,218)
Relationship with franchisees and sub franchisees		(419,061)	(306,451)	446	-	-	(3,983)	(729,049)
Technology developed		(319,009)	(320,183)	-	-	-	6,866	(632,326)
Other intangible assets		(4,722)	(1,280)	1,326	-	-	4,380	(296)
Total accrued amortization		(1,877,042)	(1,047,920)	118,201	-	5,427	(93,025)	(2,894,359)
Net total		26,917,128	(597,485)	(1,995)	(304)	133,063	407,176	26,857,583

a)	Goodwill related to the acquisition of subsidiary Avon. It does not have defined useful life and it is subject to annual impairment tests.
b)	Goodwill related to the acquisition of subsidiary Emeis Holdings Pty Ltd. acquisition. It does not have defined useful life and it is subject to annual impairment tests.
c)	Goodwill related to the acquisition of subsidiary The Body Shop, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests. In addition, on June 30, 2021, the subsidiary The Body Shop International Limited acquired the entity Aeon Forest Co. Ltd, for R$ 133,275 (¥ 2,632,000).
d)	Key money with indefinite useful life refers to payments made to former tenants, to get the right to rent the property under lease and can be subsequently negotiated with future tenants in the case of termination of the lease agreement.
e)	Key money with defined useful life refers to payments made to ex-tenants or lessors, to obtain the right to rent the property under the terms of the lease and which cannot be negotiated or recovered later.
f)	The balance refers to identifiable intangible assets from relationship with the subsidiary The Body Shop franchisees and sub-franchisees (relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees (relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years.

a)    Impairment test of intangible assets with indefinite useful lives

The goodwill balances of the acquired companies, as well as the intangible assets with indefinite useful lives were allocated to the CGU groups which expect to benefit from the synergy of the business combinations. The accordance with CPC 01 (R1) / IAS 36 - Impairment of Assets, when a CGU or group of CGU has an intangible asset with an indefinite allocated useful life, the Company must annually perform the impairment test of its carrying amount. The carrying amount of intangible assets with undetermined useful life and goodwill allocated to each CGU group are presented below:

CGU groups	Trademarks and patents		Goodwill		Total
	2022	2021	2022	2021	2022	2021
Natura &Co Latam	-	-	9,765,077	10,041,156	9,765,077	10,041,156
Avon International	2,396,290	2,824,961	2,542,788	3,340,035	4,939,078	6,164,996
TBS International	2,421,740	3,063,662	1,645,527	2,063,672	4,067,267	5,127,334
Aesop International (*)	-	-	124,315	143,180	124,315	143,180
Total	4,818,030	5,888,623	14,077,707	15,588,043	18,895,737	21,476,666

(*) The trademarks and patents recognized as part of the acquisition of Aesop were assessed as having a determined useful life and, therefore, are not presented in the table above.

The main assumptions used to calculate the value in use as of December 31, 2022 are presented below:

	Aesop	The Body Shop	Avon International	Natura &Co Latam
Impairment estimate (value in use)

Discounted cash flow based on financial budgets approved by Board of Directors for period of three years and complemented for a discretionary period of ten years estimated by Management, with a terminal value projected for the end of the period. The ten-year period was considered for better aligning and smoothing the effects projected between the discretionary period and the effects calculated in perpetuity.

Operating margin

Operating margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next ten years. These margins are increased over the budget period to improve the expected efficiency.

Estimated cost

Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.

Revenue Growth rates

Growth rates are initially based on published industry research and adjusted by the expected performance for each CGUs group (which, considering the level of goodwill monitoring by the Company, reflects the operating segments), given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by governance leadership bodies (including the Board of Directors).

Perpetuity growth rate (*)	Constant growth of 5.21%	Constant growth of 3.46%	Constant growth of 4.60%	Constant growth of 7.39%
Discount rate

Discount rates represent the risk assessment in the current market, specific to each group of CGU, taking into account the value of money over time and the individual risks of related assets that were not incorporated in the assumptions included in the cash flow model. Such cash flows were discounted at the discount rate calculated before tax and at the currency consistent with the one used for the projections, 18.05% for the operating segments of Natura &Co Latam; 13.84% for Avon International, 12.70% for TBS International and 13.19% for Aesop International. The discount rate was based on the weighted average cost of capital that reflects the specific risk of each segment.

(*) The rates are based on published market analyzes and projections regarding the reporting segment in which they operate and adjusted to reflect the assumptions considered by Management in the approved projections and to reflect the inflation differential of other currencies, when applicable. Such rates are also calculated in a currency consistent with those used for the projects and the discount rates.

The Company considers the correlation between its market capitalization and its book value, among other factors, such as the decline in the performance of certain operations and macroeconomic indicators that involve the sector in which it operates, when evaluating potential indications of impairment. On December 31, 2022, the Company's market capitalization was lower than the book equity value. In addition, inflationary pressures and uncertainty in the markets, impacting the economic recovery in the retail and cosmetics sectors, in addition to the generalized effects of the conflict between Russia and Ukraine, negatively affected the results and prospects of some of the Company's operations, in particular for the Group of Avon International CGUs.

In this context, an impairment of R$282.9 million was recognized on the goodwill balance of Avon International (also recognized in this segment in note 30), with no impairment to be recognized in the other groups of UGCs to which the goodwill is allocated. The recoverable value of Avon International's Group of CGUs totaled R$8,348.2 million and was determined based on their value in use, considering the assumptions set forth above. The pre-tax discount rate of 13.84% was also affected by the volatility in macroeconomic assumptions impacted in the year (11.18% on December 31, 2021). Impairment was recognized under other operating expenses in the statement of income.

In relation to the other UGC Groups, the Company performed a sensitivity analysis considering any deterioration in: (i) discount rate; (ii) growth rate in perpetuity, given its potential impacts on cash flows and (iii) estimated future operating margin. An increase of 1 percentage point in the discount rate or a decrease of 1 percentage point in the growth rate of the perpetuity and a 1 percentage point reduction in estimated operating margins applied from the cash flow of each group of CGU would not result in the need to recognize impairment losses.